SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries
The following tables contain summarized financial information of the corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$181	$9	$13	$29	$14,200	$(1,156)	$13,276
Net income attributable to shareholders	680	(13)	(1)	30	484	(500)	680
Total assets	57,641	3,578	757	3,849	214,991	(81,648)	199,168
Total liabilities	29,068	2,099	756	2,448	119,048	(33,421)	119,998

AS AT DEC. 31, 2017 AND FOR THE THREE MONTHS ENDED JUN. 30, 2017 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$33	$6	$13	$4	$10,373	$(985)	$9,444
Net income attributable to shareholders	225	—	—	2	443	(445)	225
Total assets	53,688	1,060	757	3,761	206,907	(73,453)	192,720
Total liabilities	25,444	1,042	756	2,309	113,336	(30,039)	112,848

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$395	$22	$26	$58	$27,665	$(2,259)	$25,907
Net income attributable to shareholders	1,537	(21)	(1)	39	964	(981)	1,537

FOR THE SIX MONTHS ENDED JUN. 30, 2017 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$64	$11	$16	$5	$17,439	$(2,090)	$15,445
Net income attributable to shareholders	188	—	—	15	1,032	(1,047)	188

1.	This column accounts for investments in all subsidiaries of the corporation under the equity method

2.	This column accounts for investments in all subsidiaries of the corporation other than BFI, BFL and BIC on a combined basis

3.	This column includes the necessary amounts to present the company on a consolidated basis